GOODWILL AND INTANGIBLE ASSETS - Future amortization expense (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS
2022			$ 2,151,250
2023			1,830,417
2024			1,022,726
Carrying Value	$ 3,390,956	$ 5,004,393	$ 5,004,393